Label	Element	Value
PACE® International Fixed Income Investments
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Supplement [Text Block]	ck0000930007_SupplementTextBlock

PACE® Select Advisors Trust

PACE® International Fixed Income Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), dated November 28, 2015, as previously supplemented

August 2, 2016

Dear Investor,

The purpose of this supplement is to update certain information for PACE Select Advisors Trust (the "Trust").

First, this supplement updates certain information regarding the expense caps for PACE Strategic Fixed Income Investments ("PACE Strategic Fixed Income") and PACE International Emerging Markets Equity Investments ("PACE International Emerging Markets"), each a series of the Trust (each a "fund" and together, the "funds"). At the recommendation of UBS Asset Management (Americas) Inc. ("UBS AM"), the funds' manager, the Board of Trustees of the Trust (the "Board") recently approved lower expense caps for each of the funds, to be effective as of August 1, 2016.

Second, this supplement updates certain information regarding the portfolio management team for BlackRock Financial Management, Inc. ("BlackRock"), a subadvisor to PACE Intermediate Fixed Income Investments ("PACE Intermediate Fixed Income"), a series of the Trust (a "fund"). Effective June 30, 2016, David Antonelli is no longer a portfolio manager for the portion of the fund's assets managed by BlackRock. Harrison Segall has been added as a portfolio manager for the portion of the fund's assets managed by BlackRock.

Third, this supplement updates certain information regarding principal risks for PACE Mortgage-Backed Securities Fixed Income Investments, PACE Intermediate Fixed Income, PACE Strategic Fixed Income, PACE Municipal Fixed Income Investments, PACE International Fixed Income Investments, PACE High Yield Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies Investments (collectively, the "fixed income funds"), and PACE International Emerging Markets and PACE Large Co Growth Equity Investments (collectively, the "equity funds").

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® International Fixed Income Investments
Risk [Heading]	rr_RiskHeading	III. Principal Risks for Fixed Income and Equity Funds
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The section captioned "Fund summary" and sub-captioned "Principal risks" of each Prospectus for each of the fixed income funds (with the exception of PACE Intermediate Fixed Income) is revised by replacing the risk factor titled "Illiquidity risk" in its entirety with the following:

Liquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the fund's value or prevent the fund from taking advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the fund due to low trading volume, adverse investor perceptions and/or other market developments. In recent years, the number and capacity of dealers that make markets in fixed income securities has decreased. Consequently, the decline in dealers engaging in market making trading activities may increase liquidity risk, which can be more pronounced in periods of market turmoil. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. Liquidity risk includes the risk that the fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.

The section captioned "Fund summary" and sub-captioned "Principal risks" of each Prospectus for each of the fixed income funds and the equity funds is revised by replacing the risk factor titled "Interest rate risk" in its entirety with the following:

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates. The risks associated with rising interest rates may be more pronounced in the near future due to the current period of historically low rates.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.